Assets and Liabilities in and Results of Discontinued Operations - Table 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable, net	$ 4.8	$ 18.2
Other current assets	0.1	1.6
Total current assets	4.9	19.8
Property and equipment, net	6.9	46.4
Goodwill	0	11.0
Other Long-term assets	0.4	0.4
Total long-term assets	7.3	57.8
Total assets	12.2	77.6
Accounts payable	1.0	4.5
Accrued expenses and other current liabilities	5.5	7.0
Total current liabilities	6.5	11.5
Long-term liabilities	0.7	1.2
Total liabilities	$ 7.2	$ 12.7